Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2020	2019
Cash and cash equivalents	$840,913	$85,688
Restricted cash—current	4,365	—
Restricted cash and cash equivalents—non-current	4,000	4,144

Cash, cash equivalents and restricted cash and cash equivalents	$849,278	$89,832

Fair Value, Assets Measured on Recurring and Nonrecurring Basis
The carrying value of the Company’s
current
assets and current liabilities approximate their fair value based on the short-term nature of those instruments. The following table summarizes the Company’s financial instruments, measured on a recurring basis, as follows:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$827,118	—	—	$827,118
Restricted cash equivalents—money market	4,100	—	—	4,100

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents—money market	$73,005	—	—	$73,005
Restricted cash equivalents—money market	4,144	—	—	4,144

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a reconciliation of
the
ending balances for the Series A redeemable convertible preferred stock warrant liability measured at fair value:

Redeemable Convertible Preferred Stock Warrant Liability
Estimated fair value at December 31, 2018	$617
Change in estimated fair value	3,339
Exercise of Series A redeemable convertible preferred stock warrants	(3,956)

Estimated fair value at December 31, 2019	$—

The change in fair value of the Forward Contract Liability was as follows:

Forward Contract Liability
Estimated fair value at December 31, 2019	$—
Change in estimated fair value	1,324
Settlement of forward contract liability	(1,324)

Estimated fair value at December 31, 2020	$—

Fair Value Measurement Inputs and Valuation Techniques
The following table represents the significant unobservable inputs used in determining the fair value of the redeemable convertible preferred stock warrant liability:

	For the Year Ended December 31,
	2020	2019	2018
Risk-free interest rate	N/A	1.48% - 2.41%	2.63%
Expected term (in years)	N/A	0 - 0.75	1
Expected dividend yield	N/A	—	—
Expected volatility	N/A	70%	70%
The following reflects the significant quantitative inputs used:

	As of
	April 10, 2020	December 31, 2019
Estimated future value of Series D redeemable convertible preferred stock	$10.00	$9.74
Discount rate	—%	1.56%
Time to liquidity (years)	0	0.3

Property, Plant and Equipment
Property and equipment is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation is recorded on a straight-line basis over each asset’s estimated useful life.

Property and Equipment	Useful life
Machinery and equipment	5 - 20 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of useful life or lease term
Software	3 years
Building	12 years